Related Party and Former Parent Transactions (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	May 15, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party and Former Parent Transactions
Stock repurchased and retired (in shares)		6,575,500
Amortization of right-of-use assets			$ 1,291	$ 0
Interest on lease liabilities			98	0
Finance lease assets, net		$ 30,560	30,560	0
Total		30,835	30,835
Immediate Family Member of Management or Principal Owner
Related Party and Former Parent Transactions
Revenue from Related Parties			1,028	1,497	$ 33
Due from Related Parties		60	60	100	4
Affiliated Entity
Related Party and Former Parent Transactions
Issuance of ordinary shares, net (in shares)	177,206,779
Stock repurchased and retired (in shares)	177,206,779
Amortization of right-of-use assets			1,291
Interest on lease liabilities			98
Finance lease assets, net		30,560	30,560
Total		30,835	30,835
Affiliated Entity | Onex Vendor
Related Party and Former Parent Transactions
Outstanding liability		13	13	4	3
Affiliated Entity | Baring Vendor One
Related Party and Former Parent Transactions
Consulting fee in operating expenses			880	830	$ 765
Outstanding liability		330	330	237
Affiliated Entity | Leonard Green 1
Related Party and Former Parent Transactions
Consulting fee in operating expenses			1,257	295
Affiliated Entity | Leonard Green 2
Related Party and Former Parent Transactions
Consulting fee in operating expenses			32,394	6,934
Affiliated Entity | Leonard Green 3
Related Party and Former Parent Transactions
Consulting fee in operating expenses			6,110	1,817
Outstanding liability				1,995
Affiliated Entity | Customer one
Related Party and Former Parent Transactions
Revenue from Related Parties			128	129
Due from Related Parties		32	32	31
Affiliated Entity | Customer two
Related Party and Former Parent Transactions
Revenue from Related Parties			42,184	10,857
Due from Related Parties		70,952	70,952	54,656
Affiliated Entity | Customer three
Related Party and Former Parent Transactions
Revenue from Related Parties			180	136
Due from Related Parties		$ 51	51	264
Affiliated Entity | Onex Customer
Related Party and Former Parent Transactions
Revenue from Related Parties			$ 1,790	$ 2,136